Parent company only condensed financial information (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	$ 1,262,713	¥ 8,767,017	¥ 1,696,322	¥ 1,289,901
Cash flows from investing activities:
Purchase of short-term investments	(2,444,075)	(16,969,213)	(5,022,000)	(19,104,408)
Maturity of short-term investments	1,834,722	12,738,475	16,625,621	7,853,607
Purchases of investment securities	(160,766)	(1,116,200)	(1,139,386)	(421,133)
Cash received from disposal of investment securities	52,123	361,893
Prepayments and investments in subsidiaries, VIEs and VIEs' subsidiaries	(1,103,343)	(7,660,513)	(7,156,789)	(434,585)
Cash received from business combination, net of cash acquired	(88,701)	(615,849)	(290,339)	1,260,337
Net cash used in investing activities	(6,952,121)	(48,268,577)	(5,790,525)	(13,478,133)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net				17,447,653
Repurchase of ordinary shares	(768,871)	(5,338,274)
Purchase of capped call options	(289,083)	(2,007,100)
Proceeds from settlement of capped call options	210,747	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	11,867	82,396	75,713
Proceeds from unsecured senior notes, net of discount and debt issuance costs	915,450	6,355,969
Net cash provided by financing activities	5,861,943	40,699,471	4,700,273	18,392,028
Effect of exchange rate changes on cash and cash equivalents	102,249	709,916	343,147	(101,484)
Net increase in cash and cash equivalents	274,784	1,907,827	949,217	6,102,312
Cash and cash equivalents at beginning of year	2,572,932	17,863,868	16,914,651	10,812,339
Cash and cash equivalents at end of year	2,847,716	19,771,695	17,863,868	16,914,651
Parent company
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	(4,861)	(33,756)	169,018	101,150
Cash flows from investing activities:
Purchase of short-term investments				(6,119,000)
Maturity of short-term investments			6,367,600
Purchases of investment securities			(92,090)
Cash received from disposal of investment securities	2,368	16,440
Prepayments and investments in subsidiaries, VIEs and VIEs' subsidiaries	(537,804)	(3,733,972)	(5,695,660)	(4,264,147)
Cash received from business combination, net of cash acquired				1,313,753
Net cash used in investing activities	(535,436)	(3,717,532)	579,850	(9,069,394)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net				17,447,653
Repurchase of ordinary shares	(768,871)	(5,338,274)
Purchase of capped call options	(289,083)	(2,007,100)
Proceeds from settlement of capped call options	210,747	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	11,867	82,396	75,713
Proceeds from unsecured senior notes, net of discount and debt issuance costs	915,450	6,355,969
Net cash provided by financing activities	80,110	556,209	75,713	17,447,653
Effect of exchange rate changes on cash and cash equivalents	53,162	369,104	(10,834)	(363,082)
Net increase in cash and cash equivalents	(407,025)	(2,825,975)	813,747	8,116,327
Cash and cash equivalents at beginning of year	1,287,995	8,942,549	8,128,802	12,475
Cash and cash equivalents at end of year	$ 880,970	¥ 6,116,574	¥ 8,942,549	¥ 8,128,802